NET TRADING INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Net Trading Income [Abstract]
Disclosure of detailed information about net trading income [Text Block]
	December 31,		December 31,		December 31,
	2019		2018		2017
Trading investment income (1)
Fixed income securities	Ps.	270,310	Ps.	98,024	Ps.	218,994
Equities		349,526		57,477		177,448
Total trading investment income	Ps.	619,836	Ps.	155,501	Ps.	396,442
Derivatives income
Net income (loss) on financial derivatives (2)	Ps.	19,932	Ps.	247,880	Ps.	(75,224)
Other trading income (3)		122,143		179,328		240,144
Total derivatives income	Ps.	142,075	Ps.	427,208	Ps.	164,920
Total net trading income	Ps.	761,911	Ps.	582,709	Ps.	561,362
(1)

Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.

(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)

Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the statement of income.